Investment in Associates - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
NUAG [Member]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares, beginning balance (in Shares)		46,904,706	44,351,616
Balance, Amount, beginning balance		$ 47,080	$ 43,253
Balance, Value of common shares per quoted market price, beginning balance		$ 63,693	$ 119,621
Participation in bought deal, Number of shares (in Shares)			2,541,890
Participation in bought deal, Amount			$ 4,982
Purchase from open market, Number of shares (in Shares)		2,995	11,200
Purchase from open market, Amount		$ 4	$ 15
Dilution Gain (loss), Amount			733
Share of net loss, Amount	[1]	(1,188)	(1,784)
Share of other comprehensive income (Loss), Amount		(789)	(28)
Foreign exchange impact, Amount		$ 169	$ (91)
Balance, Number of shares, ending balance (in Shares)		46,907,701	46,904,706
Balance, Amount, ending balance		$ 45,276	$ 47,080
Balance, Value of common shares per quoted market price, ending balance		$ 51,598	$ 63,693
TIN [Member]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares, beginning balance (in Shares)		19,864,285	19,514,285
Balance, Amount, beginning balance		$ 2,346	$ 7,442
Balance, Value of common shares per quoted market price, beginning balance		2,346	$ 6,777
Tincorp shares received under credit facility agreement, Number of shares (in Shares)			350,000
Tincorp shares received under credit facility agreement, Amount			$ 78
Share of net loss, Amount	[2]	(1,618)	(908)
Share of other comprehensive income (Loss), Amount		5	(8)
Impairment, Amount			(4,251)
Foreign exchange impact, Amount		$ 7	$ (7)
Balance, Number of shares, ending balance (in Shares)		19,864,285	19,864,285
Balance, Amount, ending balance		$ 740	$ 2,346
Balance, Value of common shares per quoted market price, ending balance		2,073	$ 2,346
Share of net loss from TIN, net of impairment adjustments		$ (1,618)

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	TIN’s fiscal year-end is on December 31. TIN’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.